LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Loan Payable [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	Convertible	Other
	loan facility	loans	Total
As at December 31, 2020	$3,062,706	$-	$3,062,706
Additions	6,383,148	5,000,000	11,383,148
Allocation of conversion feature	(1,209,507)	-	(1,209,507)
Conversion	(3,185,626)	-	(3,185,626)
Interest expense	768,508	49,863	818,371
Interest payments	(376,428)	-	(376,428)
Foreign exchange adjustments	21,980	-	21,980
As at December 31, 2021	$5,464,781	$5,049,863	$10,514,644
Interest expense	1,087,499	200,000	1,287,499
Interest payments	(494,197)	-	(494,197)
Foreign exchange adjustments	(376,656)	-	(376,656)
Gain on extension of loan payable	(346,251)	-	(346,251)
As at December 31, 2022	$5,335,176	$5,249,863	$10,585,039